Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Deferred Charges [Abstract]
Deferred charges of dry-docking and special survey costs	$ 25,921		$ 27,815
Amortization of deferred dry-docking costs	$ 5,206	$ 4,492